Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	£ 14,359	£ 17,824
Subordinated liabilities	3,528	3,601
Wholesale fund amount	67,800	73,200
Of which: - secured	2,700	35,200
Of which: - unsecured	33,200	38,000
Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	8,600
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	3,300
Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	300
Certificates of deposit and commercial paper	5,800
Senior unsecured - public benchmark	10,300
Senior unsecured - privately placed	2,600
Covered bonds	18,200
Securitisation and structured issuance	4,000
Term Funding Scheme	10,800
Subordinated liabilities	2,200
Wholesale fund amount	54,200
Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,600
Not Later Than One Month [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	1,700	3,100
Of which: - secured	200	800
Of which: - unsecured	1,500	2,300
Not Later Than One Month [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Not Later Than One Month [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100
Certificates of deposit and commercial paper	600
Senior unsecured - public benchmark	800
Senior unsecured - privately placed	0
Covered bonds	0
Securitisation and structured issuance	200
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	1,700
Not Later Than One Month [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Greater Than 1 and Less Than 3 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	5,500	6,800
Of which: - secured	100	700
Of which: - unsecured	5,400	6,100
Greater Than 1 and Less Than 3 Months [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Greater Than 1 and Less Than 3 Months [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	3,100
Senior unsecured - public benchmark	1,400
Senior unsecured - privately placed	900
Covered bonds	0
Securitisation and structured issuance	0
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	5,400
Greater Than 1 and Less Than 3 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 3 and Less Than 6 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	4,700	3,300
Of which: - secured		700
Of which: - unsecured	2,000	2,600
Greater Than 3 and Less Than 6 Months [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Greater Than 3 and Less Than 6 Months [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	2,000
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Covered bonds	1,800
Securitisation and structured issuance	800
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	4,600
Greater Than 3 and Less Than 6 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 6 and Less Than 9 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	2,100	2,700
Of which: - secured	300	1,700
Of which: - unsecured	1,800	1,000
Greater Than 6 and Less Than 9 Months [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	0
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Greater Than 6 and Less Than 9 Months [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	200
Certificates of deposit and commercial paper	100
Senior unsecured - public benchmark	600
Senior unsecured - privately placed	900
Covered bonds	0
Securitisation and structured issuance	200
Term Funding Scheme	0
Subordinated liabilities	0
Wholesale fund amount	2,000
Greater Than 6 and Less Than 9 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 9 and Less Than 12 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	8,500	900
Of which: - secured	5,800	500
Of which: - unsecured	2,700	400
Greater Than 9 and Less Than 12 Months [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Greater Than 9 and Less Than 12 Months [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	1,900
Senior unsecured - privately placed	0
Covered bonds	1,000
Securitisation and structured issuance	200
Term Funding Scheme	4,500
Subordinated liabilities	0
Wholesale fund amount	7,600
Greater Than 9 and Less Than 12 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Not Later Than 1 Year [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	22,500	16,800
Of which: - secured	9,100	4,400
Of which: - unsecured	13,400	12,400
Not Later Than 1 Year [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Not Later Than 1 Year [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	300
Certificates of deposit and commercial paper	5,800
Senior unsecured - public benchmark	4,700
Senior unsecured - privately placed	1,800
Covered bonds	2,800
Securitisation and structured issuance	1,400
Term Funding Scheme	4,500
Subordinated liabilities	0
Wholesale fund amount	21,300
Not Later Than 1 Year [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	400
Later Than 1 Year and Not Later Than 2 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	16,600	15,900
Of which: - secured	11,500	8,500
Of which: - unsecured	5,100	7,400
Later Than 1 Year and Not Later Than 2 Years [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,800
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Later Than 1 Year and Not Later Than 2 Years [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	2,900
Senior unsecured - privately placed	400
Covered bonds	5,600
Securitisation and structured issuance	1,300
Term Funding Scheme	4,000
Subordinated liabilities	0
Wholesale fund amount	14,200
Later Than 1 Year and Not Later Than 2 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
Later Than 2 Year and Not Later Than 5 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	18,800	30,100
Of which: - secured	10,400	18,300
Of which: - unsecured	8,400	11,800
Later Than 2 Year and Not Later Than 5 Years [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	4,200
Senior unsecured - privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,300
Later Than 2 Year and Not Later Than 5 Years [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	1,900
Senior unsecured - privately placed	100
Covered bonds	6,200
Securitisation and structured issuance	1,300
Term Funding Scheme	2,300
Subordinated liabilities	900
Wholesale fund amount	12,700
Later Than 2 Year and Not Later Than 5 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
Later Than Five Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	9,900	10,400
Of which: - secured	3,600	4,000
Of which: - unsecured	6,300	£ 6,400
Later Than Five Years [member] | Santander UK Group Holdings Plc [Member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,800
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	2,000
Later Than Five Years [member] | Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured - public benchmark	800
Senior unsecured - privately placed	300
Covered bonds	3,600
Securitisation and structured issuance	0
Term Funding Scheme	0
Subordinated liabilities	1,300
Wholesale fund amount	6,000
Later Than Five Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0